DoubleLine Low Duration Emerging Markets Fixed Income Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 70.0%

Brazil - 2.2%
3,200,000	Banco Bradesco S.A.	5.90%		01/16/2021	3,202,432
800,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	872,208
105,102	Invepar Holdings	0.00%	ΩÞ	12/30/2028	4,494
1,600,000	Itau Unibanco Holding S.A.	5.75%		01/22/2021	1,602,616
200,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	209,352

					5,891,102

Chile - 8.0%
200,000	AES Gener S.A.	5.00%		07/14/2025	212,000
600,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	667,500
700,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	778,750
300,000	Colbun S.A.	4.50%		07/10/2024	332,217
739,000	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	741,631
1,150,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	1,037,932
5,800,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	6,315,040
700,000	Geopark Ltd.	6.50%		09/21/2024	728,000
2,185,000	Inversiones CMPC S.A.	4.50%		04/25/2022	2,280,080
1,900,000	Latam Finance Ltd.	6.88%	Ω	04/11/2024	973,750
2,263,000	SACI Falabella	3.75%		04/30/2023	2,388,738
4,700,000	Telefonica Chile S.A.	3.88%		10/12/2022	4,932,110

					21,387,748

China - 6.5%
2,100,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	2,210,558
900,000	Baidu, Inc.	3.50%		11/28/2022	945,832
1,800,000	Baidu, Inc.	3.88%		09/29/2023	1,942,852
1,450,000	CNPC General Capital Ltd.	3.95%		04/19/2022	1,504,678
900,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	909,144
200,000	ENN Energy Holdings Ltd.	3.25%		07/24/2022	205,674
2,100,000	JD.com, Inc.	3.13%		04/29/2021	2,114,568
1,100,000	Sinopec Group Overseas Development Ltd.	2.15%		05/13/2025	1,134,220
700,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	704,919
600,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	604,216
1,300,000	State Grid Overseas Investment Ltd.	1.00%		08/05/2025	1,291,102
800,000	State Grid Overseas Investment Ltd.	3.13%		05/22/2023	841,640
305,000	Tencent Holdings Ltd.	3.28%		04/11/2024	325,178
2,700,000	Tencent Holdings Ltd.	1.81%	^	01/26/2026	2,763,499

					17,498,080

Colombia - 1.5%
1,100,000	Grupo Aval Ltd.	4.75%		09/26/2022	1,153,746
1,300,000	GrupoSura Finance S.A.	5.70%		05/18/2021	1,330,713
1,400,000	Tecnoglass, Inc.	8.20%		01/31/2022	1,464,435

					3,948,894

Dominican Republic - 0.7%
917,000	AES Dominicana	7.95%		05/11/2026	950,241
900,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	942,750

					1,892,991

Guatemala - 0.1%
368,000	Industrial Senior Trust	5.50%		11/01/2022	389,979

					389,979

Hong Kong - 1.3%
3,300,000	HPHT Finance Ltd.	2.88%		11/05/2024	3,452,229

					3,452,229

India - 6.0%
2,500,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	2,558,661
600,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	624,950
2,805,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	2,881,219
3,937,000	ONGC Videsh Ltd.	2.88%		01/27/2022	3,992,899
700,000	ONGC Videsh Ltd.	3.75%		05/07/2023	733,478
4,400,000	Reliance Industries Ltd.	5.40%		02/14/2022	4,609,229
900,000	Vedanta Resources Ltd.	7.13%		05/31/2023	740,700

					16,141,136

Indonesia - 0.7%
1,800,000	Perusahaan Listrik Negara PT	5.50%		11/22/2021	1,882,125

					1,882,125

Israel - 0.1%
300,000	Israel Electric Corporation Ltd.	6.88%		06/21/2023	341,223

					341,223

Jamaica - 0.1%
54,010	Digicel Group Ltd. (PIK 7.00%)	7.00%	^†	01/19/2021	15,123
326,969	Digicel Group Ltd. (PIK 8.00%)	8.00%	^	04/01/2025	171,659

					186,782

Korea - 13.2%
1,500,000	Korea Development Bank	1.25%		06/03/2025	1,534,544
1,200,000	Korea Development Bank	0.80%		04/27/2026	1,205,725
3,431,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	3,587,348
1,700,000	Korea East-West Power Company Ltd.	1.75%	^	05/06/2025	1,777,467
1,500,000	Korea Electric Power Corporation	1.13%	^	06/15/2025	1,526,126
4,600,000	Korea Electric Power Corporation	1.13%		06/15/2025	4,680,118
5,400,000	KT Corporation	1.00%		09/01/2025	5,434,101
4,200,000	LG Chem Ltd.	3.25%		10/15/2024	4,548,172
2,100,000	NongHyup Bank	1.25%	^	07/20/2025	2,141,308
3,000,000	NongHyup Bank	1.25%		07/20/2025	3,059,011
1,600,000	POSCO	2.38%		11/12/2022	1,646,531
3,600,000	POSCO	2.38%		01/17/2023	3,713,762
500,000	POSCO	2.75%		07/15/2024	529,270

					35,383,483

Kuwait - 1.3%
400,000	Equate Petrochemical B.V.	4.25%		11/03/2026	447,014
2,600,000	MEGlobal Canada ULC	5.00%	^	05/18/2025	2,931,942

					3,378,956

Malaysia - 2.0%
200,000	CIMB Bank BHD	3.26%		03/15/2022	205,392
2,485,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	2,536,825
2,488,000	Petronas Capital Ltd.	3.13%		03/18/2022	2,567,368

					5,309,585

Mexico - 8.3%
3,700,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	3,917,375
4,200,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	4,225,494
2,000,000	Banco Santander Mexico S.A.	5.38%	^	04/17/2025	2,300,230
2,000,000	BBVA Bancomer S.A.	6.50%		03/10/2021	2,024,000
600,000	BBVA Bancomer S.A.	6.75%		09/30/2022	649,200
1,000,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	1,067,500
3,650,000	Cemex S.A.B. de C.V.	7.75%		04/16/2026	3,853,487
300,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	312,109
800,000	Grupo Bimbo S.A.B. de C.V. (5 Year CMT Rate + 3.28%)	5.95%	†	04/17/2023	861,608
1,750,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	1,699,705
1,500,000	Unifin Financiera S.A.B. de C.V.	7.00%		01/15/2025	1,431,578

					22,342,286

Panama - 4.4%
1,850,000	Banistmo S.A.	3.65%		09/19/2022	1,902,281
1,100,000	C&W Senior Financing DAC	7.50%		10/15/2026	1,173,452
2,739,038	ENA Norte Trust	4.95%		04/25/2023	2,821,209
1,700,000	Global Bank Corporation	4.50%		10/20/2021	1,738,675
2,400,000	Multibank, Inc.	4.38%		11/09/2022	2,482,860
616,678	Panama Metro Line SP	0.00%	^	12/05/2022	602,032
1,053,561	Panama Metro Line SP	0.00%		12/05/2022	1,028,539

					11,749,048

Paraguay - 0.2%
600,000	Banco Continental SAECA	2.75%	^	12/10/2025	598,500

					598,500

Peru - 3.2%
3,400,000	Banco de Credito del Peru (3 Month LIBOR USD + 7.04%)	6.13%		04/24/2027	3,608,284
1,735,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	1,852,364
500,000	Credicorp Ltd.	2.75%	^	06/17/2025	520,750
1,928,676	Fenix Power Peru SA	4.32%		09/20/2027	2,034,406
499,669	Interoceanica Finance Ltd.	0.00%		11/30/2025	478,121

					8,493,925

Philippines - 1.1%
1,000,000	Bank of the Philippine Islands	2.50%		09/10/2024	1,039,375
500,000	BDO Unibank, Inc.	2.63%		10/24/2021	507,798
1,250,000	BDO Unibank, Inc.	2.95%		03/06/2023	1,300,634

					2,847,807

Saudi Arabia - 0.8%
1,600,000	Saudi Arabian Oil Company	2.75%		04/16/2022	1,644,341
500,000	Saudi Arabian Oil Company	1.25%	^	11/24/2023	506,606

					2,150,947

Singapore - 7.7%
400,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	438,082
3,100,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	3,135,541
200,000	Oversea-Chinese Banking Corporation Ltd.	4.25%		06/19/2024	219,360
1,000,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%	^	09/10/2030	1,016,635
2,800,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	2,846,580
300,000	PSA Treasury Pte Ltd.	2.50%		04/12/2026	321,985
1,100,000	SingTel Group Treasury Pte Ltd.	3.25%		06/30/2025	1,217,239
1,700,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	1,836,971
3,250,000	Temasek Financial Ltd.	2.38%		01/23/2023	3,385,033
800,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	859,072
775,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	790,690
4,550,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	4,628,010

					20,695,198

Thailand - 0.6%
1,200,000	Bangkok Bank PCL	3.88%		09/27/2022	1,262,602
300,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.12%		11/20/2023	300,974

					1,563,576

Total Foreign Corporate Bonds (Cost $184,346,380)					187,525,600

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 19.3%

Brazil - 2.4%
6,250,000	Brazilian Government International Bond	2.88%		06/06/2025	6,515,687

					6,515,687

Colombia - 2.3%
5,500,000	Colombia Government International Bond	4.38%		07/12/2021	5,609,092
400,000	Colombia Government International Bond	2.63%		03/15/2023	414,458

					6,023,550

Indonesia - 2.9%
2,005,000	Indonesia Government International Bond	4.88%		05/05/2021	2,034,995
2,805,000	Indonesia Government International Bond	3.70%		01/08/2022	2,896,164
200,000	Indonesia Government International Bond	3.75%		04/25/2022	208,508
200,000	Indonesia Government International Bond	2.95%		01/11/2023	208,994
200,000	Indonesia Government International Bond	3.38%		04/15/2023	212,502
1,500,000	Perusahaan Penerbit	3.30%		11/21/2022	1,578,278
300,000	Perusahaan Penerbit	3.40%		03/29/2022	310,696
200,000	Perusahaan Penerbit	3.75%		03/01/2023	213,471

					7,663,608

Malaysia - 2.1%
4,400,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	4,843,439
750,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	765,678

					5,609,117

Mexico - 0.8%
2,000,000	Mexico Government International Bond	3.90%		04/27/2025	2,247,240

					2,247,240

Panama - 2.4%
3,950,000	Panama Government International Bond	4.00%		09/22/2024	4,379,563
1,800,000	Panama Government International Bond	3.75%		03/16/2025	1,997,811

					6,377,374

Peru - 2.5%
6,300,000	Peruvian Government International Bond	2.39%		01/23/2026	6,731,613

					6,731,613

Qatar - 0.9%
1,700,000	Qatar Government International Bond	2.38%		06/02/2021	1,714,382
700,000	Qatar Government International Bond	4.50%		01/20/2022	730,513

					2,444,895

Saudi Arabia - 1.9%
2,500,000	Saudi Government International Bond	2.38%		10/26/2021	2,540,205
2,500,000	Saudi Government International Bond	2.88%		03/04/2023	2,620,900

					5,161,105

United Arab Emirates - 1.1%
1,500,000	Abu Dhabi Government International Bond	0.75%	^	09/02/2023	1,504,725
1,300,000	Abu Dhabi Government International Bond	2.50%	^	04/16/2025	1,391,117

					2,895,842

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $50,315,048)					51,670,031

Common Stocks - 0.0%
21,248	Frontera Energy Corporation				54,821

Total Common Stocks (Cost $1,923,481)					54,821

Warrants - 0.0%
87,695	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				-

Total Warrants (Cost $–)					-

Short Term Investments - 9.5%
8,448,020	First American Government Obligations Fund - Class U	0.04%	♦		8,448,020
8,448,020	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03%	♦		8,448,020
8,448,020	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03%	♦		8,448,020

Total Short Term Investments (Cost $25,344,060)					25,344,060

Total Investments - 98.8% (Cost $261,928,969)					264,594,512
Other Assets in Excess of Liabilities - 1.2%					3,159,718

NET ASSETS - 100.0%					$267,754,230

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Þ	Value determined using significant unobservable inputs.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

†	Perpetual Maturity

*	Non-income producing security

♦	Seven-day yield as of December 31, 2020

BRL	Brazilian Real

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	70.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	19.3%
Short Term Investments	9.5%
Common Stocks	0.0%	~
Warrants	0.0%	~
Other Assets and Liabilities	1.2%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a %  of Net Assets:

Banking	23.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	19.3%
Utilities	10.8%
Short Term Investments	9.5%
Energy	8.4%
Telecommunications	5.5%
Transportation	4.9%
Building and Development (including Steel/Metals)	4.2%
Finance	3.6%
Technology	3.1%
Chemicals/Plastics	1.7%
Retailers (other than Food/Drug)	1.7%
Chemical Products	1.3%
Pulp & Paper	0.8%
Consumer Products	0.3%
Mining	0.3%
Construction	0.0%	~
Other Assets and Liabilities	1.2%

	100.0%

~	Represents less than 0.05% of net assets

COUNTRY BREAKDOWN as a % of Net Assets:

Korea	13.2%
United States	9.5%
Mexico	9.1%
Chile	8.0%
Singapore	7.7%
Panama	6.8%
China	6.5%
India	6.0%
Peru	5.7%
Brazil	4.6%
Malaysia	4.1%
Colombia	3.8%
Indonesia	3.6%
Saudi Arabia	2.7%
Hong Kong	1.3%
Kuwait	1.3%
United Arab Emirates	1.1%
Philippines	1.1%
Qatar	0.9%
Dominican Republic	0.7%
Thailand	0.6%
Paraguay	0.2%
Guatemala	0.1%
Israel	0.1%
Jamaica	0.1%
Other Assets and Liabilities	1.2%

100.0%

Notes to Schedule of Investments December 31, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate semi-annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$2,216,597,323	$526,283,484	$27,388,194	$4,935,513	$234,862,030	$10,852,340

Affiliated Mutual Funds	6,949,998	1,191,344,598	—	7,390,254	49,850,000	—

Exchange Traded Funds and Common Stocks	—	2,261,105	589,524	567,948	230,468	26,130

Total Level 1	2,223,547,321	1,719,889,187	27,977,718	12,893,715	284,942,498	10,878,470

Level 2

US Government and Agency Mortgage Backed Obligations	26,559,193,023	2,294,386,058	—	5,906,205	584,072,299	—

Non-Agency Residential Collateralized Mortgage Obligations	13,358,221,396	1,167,062,542	—	4,666,662	1,127,692,637	—

Non-Agency Commercial Mortgage Backed Obligations	4,501,551,832	926,554,504	—	—	1,030,915,556	—

Asset Backed Obligations	2,199,228,013	307,577,646	—	—	545,852,075	—

US Government and Agency Obligations	1,995,233,779	2,092,436,634	—	—	511,849,973	—

Collateralized Loan Obligations	1,531,233,026	340,370,490	—	—	980,625,025	—

Repurchase Agreements	272,025,000	—	—	—	—	—

Bank Loans	38,000,000	430,123,212	—	—	164,919,465	159,301,930

US Corporate Bonds	—	1,670,464,854	—	—	286,648,628	15,165,749

Foreign Corporate Bonds	—	992,143,048	646,551,876	—	887,607,319	722,050

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	125,162,429	136,906,854	—	121,550,888	—

Other Short Term Investments	—	29,744,716	—	3,198,716	—	—

Municipal Bonds	—	11,534,282	—	—	—	—

Total Level 2	50,454,686,069	10,387,560,415	783,458,730	13,771,583	6,241,733,865	175,189,729

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	338,176,540	37,246,855	—	868,562	—	—

Collateralized Loan Obligations	367,810	—	—	103,881	—	—

Common Stocks	—	1,354,387	—	—	—	1,010,703

Bank Loans	—	623,174	—	—	—	484,103

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	338,544,350	39,275,418	82,503	972,443	—	1,494,806

Total	$53,016,777,740	$12,146,725,020	$811,518,951	$27,637,741	$6,526,676,363	$187,563,005

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$167,702	$—	$—

Total Level 1	—	—	—	167,702	—	—

Level 2

Excess Return Swaps	—	—	—	1,112,840	—	—

Total Level 2	—	—	—	1,112,840	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,280,542	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$479,574,345	$13,652,883	$25,344,060	$5,047,587	$4,720,329	$29,477,862

Affiliated Mutual Funds	199,949,999	49,704,525	—	—	—	—

Common Stocks	31,980	438,813	54,821	—	—	—

Total Level 1	679,556,324	63,796,221	25,398,881	5,047,587	4,720,329	29,477,862

Level 2

US Government and Agency Obligations	1,355,739,638	—	—	15,807,902	—	240,658,417

Non-Agency Residential Collateralized Mortgage Obligations	995,550,689	232,091,221	—	—	—	—

Collateralized Loan Obligations	942,473,923	226,630,666	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	899,885,506	159,679,040	—	—	—	—

Foreign Corporate Bonds	610,528,443	123,245,133	187,521,106	—	—	—

US Government and Agency Mortgage Backed Obligations	550,075,127	33,988,341	—	66,976,954	—	—

Asset Backed Obligations	494,540,454	65,467,335	—	—	—	—

Bank Loans	307,789,613	68,657,804	—	—	—	—

US Corporate Bonds	297,122,303	90,064,010	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	72,777,471	17,797,394	51,670,031	—	—	575,873,045

Repurchase Agreements	30,225,000	—	—	—	—	—

Other Short Term Investments	—	—	—	—	125,956,477	1,209,634

Total Level 2	6,556,708,167	1,017,620,944	239,191,137	82,784,856	125,956,477	817,741,096

Level 3

Non-Agency Commercial Mortgage Backed Obligations	6,606,678	1,253,323	—	—	—	—

Common Stocks	1,029,415	297,527	—	—	—	—

Bank Loans	493,066	136,617	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	22,126,717	—	—	—	—

Asset Backed Obligations	—	11,514,169	—	—	—	—

Collateralized Loan Obligations	—	1,208,465	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	8,130,657	36,538,318	4,494	—	—	—

Total	$7,244,395,148	$1,117,955,483	$264,594,512	$87,832,443	$130,676,806	$847,218,958

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(467,788)	$—	$—

Total Level 1	—	—	—	(467,788)	—	—

Level 2

Excess Return Swaps	1,226,415,228	—	—	—	7,861,164	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	1,226,415,228	—	—	—	7,861,164	—

Level 3	—	—	—	—	—	—

Total	$1,226,415,228	$—	$—	$(467,788)	$7,861,164	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$26,661,510	$445,251	$3,993,701	$3,930,378	$123,357	$7,902,013

Affiliated Mutual Funds	—	—	1,842,000	—	—	—

Total Level 1	26,661,510	445,251	5,835,701	3,930,378	123,357	7,902,013

Level 2

US Corporate Bonds	270,336,752	90,195,450	2,346,779	7,312,889	—	—

Asset Backed Obligations	225,655,901	—	929,589	6,896,450	—	3,288,599

Foreign Corporate Bonds	69,948,706	59,185,574	2,166,756	7,818,351	894,056	—

Bank Loans	6,000,000	—	—	5,531,867	—	—

Commercial Paper	—	73,310,036	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	9,000,373	2,719,410	8,165,737	—	7,934,360

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,609,643	21,765,707	—	23,194,936

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,256,519	15,262,229	—	21,693,116

Collateralized Loan Obligations	—	—	5,235,545	15,923,625	—	12,368,455

US Government and Agency Obligations	—	—	4,332,365	22,429,345	—	4,272,621

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	507,530	1,524,791	8,936,752	—

Total Level 2	571,941,359	231,691,433	29,104,136	112,630,991	9,830,808	72,752,087

Level 3

Foreign Corporate Bonds	2,692,227	—	—	—	—	—

Asset Backed Obligations	—	—	—	—	—	5,007,529

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	982,061

Total Level 3	2,692,227	—	—	—	—	5,989,590

Total	$601,295,096	$232,136,684	$34,939,837	$116,561,369	$9,954,165	$86,643,690

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	4,273,153	(148,740)	—	—

Forward Currency Exchange Contracts	—	—	3,261,870	—	—	—

Total Level 2	—	—	7,535,023	(148,740)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$7,535,023	$(148,740)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 13/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(19,473)	$(8,315)	$-	$-	$-	$-	$868,562	$(19,473)
Collateralized Loan Obligations	72,621	-	31,260	-	-	-	-	-	103,881	31,260

Total	$968,971	$-	$11,787	$(8,315)	$-	$-	$-	$-	$972,443	$11,787

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,562	Market Comparables	Market Quotes	$95.45	($95.45)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$103,881	Market Comparables	Market Quotes	$10.39	($10.39)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(24,780)	$1,548,983	$30,429	$54,723	$(641)	$-	$-	$22,126,717	$1,553,271
Asset Backed Obligations	-	-	(605,156)	-	3,565,000	-	8,554,325	-	11,514,169	-
Non-Agency Commercial Mortgage Backed Obgligations	444,116	(889,765)	676,374	-	-	(230,725)	1,253,323	-	1,253,323	-
Collateralized Loan Obligations	180,404	-	(140,837)	1,438	11,539	-	1,155,921	-	1,208,465	(137,874)
Common Stocks	-	-	-	-	-	-	297,527	-	297,527	-
Bank Loans	-	265	53,747	1,675	81,594	(664)	-	-	136,617	-
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-

Total	$21,144,023	$(914,280)	$1,533,111	$33,542	$3,712,856	$(232,030)	$11,261,096	$-	$36,538,318	$1,415,397

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$22,126,717	Market Comparables	Market Quotes	$87.90 - $95.45 ($92.27)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$11,514,169	Market Comparables	Market Quotes	$48.97- $3,217.22 ($870.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$1,253,323	Market Comparables	Yields	38.01% (38.01%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$1,208,465	Market Comparables	Market Quotes	$20.09-$92.47 ($89.33)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$297,527	Market Comparables	Market Quotes	$3.43- $17.51 ($16.57)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$136,617	Market Comparables	Market Quotes	$99.52-$100.00 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

Total	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,692,227	Market Comparables	Market Quotes	$113.25 ($113.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Asset Backed Obligations	$-	$-	$-	$-	$-	$-	$5,007,529	$-	$5,007,529	-
Non-Agency Commercial Mortgage Backed Obligations	1,074,676	-	(101,935)	9,320	-	-	-	-	982,061	(101,935)

Total	$1,074,676	$-	$(101,935)	$9,320	$-	$-	$5,007,529	$-	$5,989,590	$(101,935)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Asset Backed Obligations	$5,007,529	Market Comparables	Market Quotes	$47.79-$4,437.87	($1,065.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$982,061	Market Comparables	Yields	16.15	% (16.15%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.